FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term deposit		$ 946,351	$ 790,823
Marketable securities	[1]	0	184,960
Tower US Holdings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative assets, asset position		768	1,894
Fair value asset face amount		156,000	156,000
Fair value of derivative liability		4,261	500
Fair value liability face amount		186,000	$ 204,000
Tower Semiconductor Italy S R L [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative liability		809
Fair value liability face amount		$ 39,600

[1]	Marketable securities as of December 31, 2023 were available-for-sale securities; the amortized cost of such marketable securities of $188,826 was net of an immaterial allowance for credit losses.